Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Peter M. Hong, Esq.
202-419-8429
phong@stradley.com

September 4, 2015

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Trust”) File Nos. 333-205359 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus/Information Statement and Statement of Additional Information that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on September 2, 2015 (Accession No. 0001193125-15-310649).

Please direct any questions or comments relating to this certification to me or, in my absence, to Cillian M. Lynch at (202) 419-8416.

Very truly yours,

STRADLEY RONON STEVENS & YOUNG, LLP

/s/ Peter M. Hong
Peter M. Hong, Esquire